RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		5 Months Ended
	Mar. 31, 2021		Dec. 31, 2020	Oct. 02, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Minumum percentage of outstanding shares held that entitles holders to receive cash for warrants			50.00%
Balance sheet [Abstract]
Warrant Liability	$ 61,855,000		$ 32,844,000	$ 19,548,000
Additional Paid-in Capital	50,223,046		19,301,375	5,002,598
Accumulated Deficit	(45,224,374)		(14,302,396)
Income statement [Abstract]
Change in fair value of warrant liability	(29,011,000)		(13,296,000)
Net loss	(30,921,978)		(14,302,396)
Cash Flow [Abstract]
Net loss	(30,921,978)		(14,302,396)
Change in fair value of warrant liability	29,011,000		13,296,000
Initial classification of warrant liability			19,548,000
Initial classification of common stock subject to possible redemption			198,911,760
Change in value of common stock subject to possible redemption	(30,921,980)		(14,298,920)
Class A Common Stock [Member]
Balance sheet [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent	153,690,860		184,612,840	198,911,760
Common stock	$ 763		$ 454	311
Income statement [Abstract]
Earnings Per Share, Basic	$ 0		$ 0
Earnings Per Share, Diluted	$ 0		$ 0
Class B Common Stock [Member]
Balance sheet [Abstract]
Common stock	$ 575		$ 575
Income statement [Abstract]
Net loss	$ (30,921,978)		$ (14,302,396)
Earnings Per Share, Basic	$ (5.38)	[1]	$ (2.61)
Earnings Per Share, Diluted	$ (5.38)	[1]	$ (2.61)
Cash Flow [Abstract]
Net loss	$ (30,921,978)		$ (14,302,396)
As Previously Reported [Member]
Balance sheet [Abstract]
Warrant Liability			0	0
Additional Paid-in Capital			6,005,704	5,002,794
Accumulated Deficit			(1,006,396)
Income statement [Abstract]
Change in fair value of warrant liability			0
Net loss			(1,006,396)
Cash Flow [Abstract]
Net loss			(1,006,396)
Change in fair value of warrant liability			0
Initial classification of warrant liability			0
Initial classification of common stock subject to possible redemption			218,459,760
Change in value of common stock subject to possible redemption			(1,002,920)
As Previously Reported [Member] | Class A Common Stock [Member]
Balance sheet [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent			217,456,840	218,459,760
Common stock			$ 125	115
As Previously Reported [Member] | Class B Common Stock [Member]
Income statement [Abstract]
Earnings Per Share, Basic			$ (0.18)
Earnings Per Share, Diluted			$ (0.18)
Adjustments [Member]
Balance sheet [Abstract]
Warrant Liability			$ 32,844,000	19,548,000
Additional Paid-in Capital			13,295,671	(196)
Accumulated Deficit			(13,296,000)
Income statement [Abstract]
Change in fair value of warrant liability			(13,296,000)
Net loss			(13,296,000)
Cash Flow [Abstract]
Net loss			(13,296,000)
Change in fair value of warrant liability			13,296,000
Initial classification of warrant liability			19,548,000
Initial classification of common stock subject to possible redemption			(19,548,000)
Change in value of common stock subject to possible redemption			(13,296,000)
Adjustments [Member] | Class A Common Stock [Member]
Balance sheet [Abstract]
Temporary Equity, Carrying Amount, Attributable to Parent			(32,844,000)	(19,548,000)
Common stock			$ 329	$ 196
Adjustments [Member] | Class B Common Stock [Member]
Income statement [Abstract]
Earnings Per Share, Basic			$ (2.43)
Earnings Per Share, Diluted			$ (2.43)

[1]	Includes net loss from change in fair value of warrant liability. See Note 2.